Share-Based Payments - Board's Holding of Share Awards 2019(Details) - Board LTIP 2019 - EquityInstruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Beginning balance	51,399	51,399
Change	(51,399)	0
End balance		51,399
Elmar Schnee, Chairman of the Board
Share-Based Payments
Beginning balance	23,236	23,236
Change	(23,236)	0
End balance	0	23,236
Thomas Eklund, Board Member
Share-Based Payments
Beginning balance	2,816	2,816
Change	(2,816)	0
End balance	0	2,816
Hilde Furberg, Board Member
Share-Based Payments
Beginning balance	8,449	8,449
Change	(8,449)	0
End balance	0	8,449
Lennart Hansson, Board Member
Share-Based Payments
Beginning balance	8,449	8,449
Change	(8,449)	0
End balance	0	8,449
Diane Parks, Board Member
Share-Based Payments
Beginning balance	8,449	8,449
Change	(8,449)	0
End balance	0	8,449